CRYPTOCURRENCIES (Details Narrative) - USD ($)						12 Months Ended
	Dec. 31, 2025	Nov. 19, 2025	May 27, 2025	May 12, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Apr. 29, 2025	Jun. 12, 2024
Purchase of assets					11,300,000
Common stock par value	$ 0					$ 0	$ 0				$ 1.10
Purchase of assets	$ 20,000	$ 900,000			$ 5,200,000
Cancellation agreement description						On November 19, 2025, the Company entered into a transfer and cancellation agreement (the “Cancellation Agreement”) with Fetch to terminate the prior Securities Purchase Agreement. Pursuant to the Cancellation Agreement, Fetch will convert 22,104 Series A4 preferred shares of the Company into 22,651 shares of Common Stock of the Company and Fetch will transfer the remaining 2,289,144 Series A preferred shares and all of Fetch’s right, title, and interest in and to all of the Remaining Securities, to the Company. In exchange, the Company will return the 11,300,000 FET tokens and make a payment of $880,000 to Fetch.
Proceeds from convertible debt			$ 1,508,167			$ 880,000		$ 7,675,000
Conversion of units			414,721
Purchase of assets			$ 300,000
Purchase of assets			232,411
Intangible assets measured at fair value	$ 1,535,199					1,535,199
Debt right to convert						$ 100,000
Crypto asset purchase shares	170,172					170,172
Crypto asset purchase						$ 2,000,000
Crypto asset purchase sold	167,492					167,492
Crypto asset purchase held	$ 2,680					$ 2,680
Securities Purchase Agreement [Member]
Convertible notes										$ 1,000,000
Warrants purchased										19,000,000
Convertible debt										$ 20,000,000
Warrant exercised				$ 1,000,000
Debt right to convert			$ 1,500,000	$ 1,500,000
Debt instrument carrying amount	$ 500,000					$ 500,000			$ 500,000
Series A4 Preferred Stock [Member]
Purchase of assets					2,311,248
Common stock par value					$ 0.0001